ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
ADVANCE TO SUPPLIERS AND ADVANCE FROM CUSTOMERS
Prepayments for materials purchased	$ 17,641,946	$ 4,810,044
Prepayments from customers	$ 14,861,280	$ 821,694